Investments (Details) - Schedule of amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable debt securities, available-for-sale - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term investments [Member]
Short-term investments:
Amortized Cost	$ 27,865	$ 51,387	$ 94,782
Gross Unrealized Gains			1
Gross Unrealized Losses	(337)	(739)	(87)
Fair Value		50,648	94,696
Short-term investments [Member] | Corporate debt security [Member]
Short-term investments:
Amortized Cost	24,185	40,177	71,406
Gross Unrealized Gains
Gross Unrealized Losses	(303)	(612)	(57)
Fair Value		39,565	71,349
Short-term investments [Member] | U.S. treasuries [Member]
Short-term investments:
Amortized Cost	651	2,201	3,415
Gross Unrealized Gains
Gross Unrealized Losses	(1)	(21)	(7)
Fair Value		2,180	3,408
Short-term investments [Member] | Asset-backed security and other [Member]
Short-term investments:
Amortized Cost	3,029	5,324	2,555
Gross Unrealized Gains
Gross Unrealized Losses	$ (33)	(76)	(4)
Fair Value		5,248	2,551
Short-term investments [Member] | Non-U.S. government and supranational bonds [Member]
Short-term investments:
Amortized Cost		3,685	16,405
Gross Unrealized Gains			1
Gross Unrealized Losses		(30)	(19)
Fair Value		$ 3,655	16,387
Short-term investments [Member] | Certificate of deposit [Member]
Short-term investments:
Amortized Cost			1,001
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value			1,001
Long-term investments [Member]
Long-term investments:
Amortized Cost			55,111
Gross Unrealized Gains
Gross Unrealized Losses			(295)
Fair Value			54,816
Long-term investments [Member] | Corporate debt security [Member]
Long-term investments:
Amortized Cost			42,703
Gross Unrealized Gains
Gross Unrealized Losses			(246)
Fair Value			42,457
Long-term investments [Member] | U.S. treasuries [Member]
Long-term investments:
Amortized Cost			2,201
Gross Unrealized Gains
Gross Unrealized Losses			(5)
Fair Value			2,196
Long-term investments [Member] | Asset-backed security and other [Member]
Long-term investments:
Amortized Cost			5,438
Gross Unrealized Gains
Gross Unrealized Losses			(28)
Fair Value			5,410
Long-term investments [Member] | Non-U.S. government and supranational bonds [Member]
Long-term investments:
Amortized Cost			3,769
Gross Unrealized Gains
Gross Unrealized Losses			(16)
Fair Value			3,753
Long-term investments [Member] | Certificate of deposit [Member]
Long-term investments:
Amortized Cost			1,000
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value			$ 1,000